Goodwill - Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Opening balance	$ 1,663,385	$ 262,552	$ 260,318
Acquisition of Virtual Generation		1,401,608
Impairment charge
Foreign exchange movements	(113)	(775)	2,234
Goodwill	$ 1,663,272	$ 1,663,385	$ 262,552